Financial result (Tables)	9 Months Ended
Sep. 30, 2021
Financial result
Schedule of financial result

	Three months ended September 30,
	2021	2020

	(€ in thousands)
Interest expense	(648)	(1,005)
Interest expense on lease liability	(38)	(36)
Interest expense from long-term debt valuation	(538)	(486)
Expense from revaluation of derivative financial instruments	--	(481)
Fair value valuation of financial assets	(70)	--
Other	(2)	(2)
Interest income	1,336	77
Payout of bond funds	54	29
Income from revaluation of derivative financial instruments	1,280	--
Fair value valuation of financial assets	--	47
Other	2	1
Financial result	688	(928)

	Nine months ended September 30,
	2021	2020

	(€ in thousands)
Interest expense	(3,795)	(1,692)
Interest expense on lease liability	(110)	(127)
Interest expense from long-term debt valuation	(1,598)	(1,094)
Expense from revaluation of derivative financial instruments	(1,942)	(394)
Fair value valuation of financial assets	(137)	(73)
Other	(8)	(4)
Interest income	163	573
Payout of bond funds	90	74
Income from revaluation of derivative financial instruments	--	486
Other	73	13
Financial result	(3,632)	(1,119)